Note 3 - Discontinued Operations - Summary of Discontinued Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Mar. 29, 2024
Total Assets from Discontinued Operations		$ 0	$ 19,975
Total Liabilities from Discontinued Operations		0	13,166
Net gain (loss) from discontinued operations		564	(364)
Oakmont Capital Holdings, LLC [Member]
Cash and cash equivalents			4,121
Loans held for sale		2,600	9,580	$ 4,400
Premises and equipment, net			277
Goodwill			2,058
Prepaid expenses and other assets			3,939
Total Assets from Discontinued Operations			19,975
Other short-term borrowings			5,549
Accrued interest payable			565
Accrued expenses and other liabilities			7,052
Total Liabilities from Discontinued Operations			13,166
Total Stockholders’ Equity from Discontinued Operations			6,809
Total Liabilities and Stockholders’ Equity from Discontinued Operations			19,975
Interest on loans, including fees		70	504
Interest and dividends on time deposits, investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock		0	0
Total Interest and Dividend Income		70	504
Interest on other borrowings		295	1,735
Total Interest Expense		295	1,735
Net Interest Loss		(225)	(1,231)
Net gain on sale of loans		366	4,076
Gain on sale of OCH (1)	[1]	1,378	0
Total Non-Interest Income		3,071	10,040
Salaries and employee benefits		1,681	7,123
Occupancy and equipment		219	825
Professional fees		31	126
Advertising		146	359
Other		987	1,090
Total Non-Interest Expense		3,064	9,523
Total net loss from discontinued operations		(218)	(714)
Gain (loss) attributable to non-controlling interest		(782)	(350)
Net gain (loss) from discontinued operations		564	(364)
Oakmont Capital Holdings, LLC [Member] | Mortgage Banking and Abstract Fees [Member]
Revenue		404	1,739
Oakmont Capital Holdings, LLC [Member] | Other Fees and Services Fees [Member]
Revenue		197	742
Oakmont Capital Holdings, LLC [Member] | Loan Servicing Fee [Member]
Revenue		$ 726	$ 3,483

[1]	Gain on sale of OCH has been reclassified from prior periods from continuing operations to discontinued operations.